Summary of significant accounting policies - Summary of Estimated Useful Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2021
Bottom of range [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	3.00%
Bottom of range [member] | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	12.50%
Bottom of range [member] | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%
Bottom of range [member] | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	12.00%
Top of range [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	10.00%
Top of range [member] | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	17.50%
Top of range [member] | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	25.00%
Top of range [member] | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	25.00%